COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Purchase commitments
2015	$ 1,835,647,000
2016	1,030,108,000
2017	724,621,000
2018	645,355,000
2019	533,539,000
Later Years	782,191,000
Total	5,551,461,000
Purchases under contracts	2,200,000,000	2,000,000,000	2,000,000,000
Noncancelable operating lease commitments
2015	9,387,000
2016	4,286,000
2017	2,451,000
2018	1,274,000
2019	977,000
Later years	1,619,000
Total	19,994,000
Expenses under noncancelable operating lease commitments	21,100,000	21,600,000	21,600,000
Approximate amount of commitments to complete construction in progress at various locations	91,300,000
Standby letters of credit	41,700,000
Revocable standby letter of credit	3,500,000
Portion of expected future cash expenditures
Purchase commitments
Contract value threshold	1,000,000
2015	403,459,000
2016	25,835,000
2017	31,855,000
2018	35,350,000
2019	28,725,000
Later Years	10,019,000
Total	$ 535,243,000
Hogs and turkeys | Maximum
Purchase commitments
Purchase commitments, time period	10 years
Grow-out contracts | Maximum
Purchase commitments
Purchase commitments, time period	25 years
Corn, soybean meal and other feed | Maximum
Purchase commitments
Purchase commitments, time period	3 years